Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Retirement Benefits [Abstract]
Employer discretionary contribution amount	$ 3.1	$ 1.9	$ 1.4